Shareholder Report, Average Annual Return (Details) 193792_Innovator U.S. Equity Buffer ETF - October_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	85 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Buffer ETF™ - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - October NAV
Average Annual Return, Percent	16.10%	12.43%	10.30%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.63%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	12.79%